Lease Liabilities - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Expense relating to short-term leases for which recognition exemption has been used	$ 1,000	$ 1,000
Expense relating to variable lease payments not included in measurement of lease liabilities	2,000	2,000
Cost of sales	1,000	1,000
Selling and administrative expenses	395,875	301,242
Interest expense on lease liabilities	6,789	3,398
Cash outflow for leases	35,000	22,000
Selling, general and administrative expense [member]
Statements [Line Items]
Selling and administrative expenses	$ 1,000	$ 1,000